GENERAL - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended		11 Months Ended	12 Months Ended
	Nov. 10, 2022	Feb. 17, 2022	Jan. 26, 2022	Nov. 30, 2022	Feb. 28, 2022	Dec. 31, 2022	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Ownership Interests [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]						Successor
Issuance of shares (in shares)			398,990,000				12,500,000
Common shares, par value (in dollars per share)			$ 1.00	$ 1.00		$ 1.00	$ 1.00		$ 1.00
Common stock, shares authorized (in shares)			400,000,000			400,000,000	400,000,000		1,010,000
Common shares, shares outstanding (in shares)				53,688,462		53,688,462	53,688,462		1,010,000
Vessel SPA And ManCo SPA
Ownership Interests [Line Items]
Purchase consideration							$ 346.2
Consideration, equity issued							127.9
Payments for asset acquisitions							211.7
ManCo SPA
Ownership Interests [Line Items]
Purchase consideration							6.6
Vessel SPA
Ownership Interests [Line Items]
Purchase price per vessel							$ 145.0
Guarantee fee percentage							0.50%
Purchase consideration							$ 339.6
MSA Agreement
Ownership Interests [Line Items]
Purchase price per vessel	$ 234.0
Purchase consideration	662.8
Payments for asset acquisitions	$ 135.2
EPS
Ownership Interests [Line Items]
Common shares, shares outstanding (in shares)						26,790,545	26,790,545
EPS | CoolCo
Ownership Interests [Line Items]
Ownership percentage (in percent)					37.50%
Golar LNG Limited
Ownership Interests [Line Items]
Sale of Cool Co common stock (in shares)				8,046,154
Proceeds for shares issued				$ 100.0
Common shares, shares outstanding (in shares)								1,010,000
Golar LNG Limited | CoolCo
Ownership Interests [Line Items]
Ownership percentage (in percent)					31.30%
Private Placement
Ownership Interests [Line Items]
Sale of Cool Co common stock (in shares)					27,500,000
Sale of stock (in dollars per share)					$ 10.00
Net proceeds from the issuance of equity					$ 275.0
Proceeds for shares issued					$ 266.7
Second Private Placement
Ownership Interests [Line Items]
Issuance of shares (in shares)							13,678,462
Net proceeds from the issuance of equity				170.0
Proceeds for shares issued				$ 166.0
Second Private Placement | EPS
Ownership Interests [Line Items]
Common shares, shares outstanding (in shares)				10,789,728
Line of credit
Ownership Interests [Line Items]
Debt instrument, face amount						$ 1,125.0	$ 1,125.0
Line of credit | Senior Secured Sustainability Term Loan | Secured Overnight Financing Rate (SOFR)
Ownership Interests [Line Items]
Basis spread on variable rate		2.75%
Revolving credit facility | Line of credit | Credit Facility Maturing January 2024
Ownership Interests [Line Items]
Maximum borrowing capacity						$ 25.0	$ 25.0
Interest rate						5.00%	5.00%
Commitment fee basis points							0.50%
Secured debt | Line of credit | Senior Secured Sustainability Term Loan
Ownership Interests [Line Items]
Debt instrument, face amount		$ 570.0
Secured debt | Line of credit | Senior Secured Sustainability Term Loan | Vessel SPA And ManCo SPA
Ownership Interests [Line Items]
Debt instrument, face amount		$ 570.0